Finance Leases	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Finance Leases
18.	FINANCE LEASES

In 2009-2014, several subsidiaries of the Group entered into agreements with third parties for the lease of transport and production equipment. The leases were classified as finance (capital) leases in accordance with FASB ASC 840, “Leases” (“ASC 840”), as they contain a bargain purchase option and the title to the leased equipment transfers to the lessee at the end of the lease term.

As of December 31, 2014 and 2013, the net book value of the leased assets was as follows:

	December 31, 2014	December 31, 2013
Transport equipment and vehicles	366,465	592,371
Operating machinery and equipment	105,241	168,035
Construction in progress	9,057	540
Less: accumulated depreciation	(145,143)	(172,825)

Net value of property, plant and equipment, obtained under capital lease agreements	335,620	588,121

The carrying amount and maturities of capital lease liabilities as of December 31, 2014 were as follows:

	Total payable	Interest	Net payable
Payable in 2015	360,622	(89,642)	270,980
Payable in 2016	2,177	(193)	1,984
Payable in 2017	644	(60)	584
Payable in 2018	253	(8)	245

Total capital lease liabilities	363,696	(89,903)	273,793

The discount rate used for the calculation of the present value of minimum lease payments equals the implicit rate for the lessor and varies on different groups of equipment from 9.2% p.a. to 13.2% p.a. (U.S. dollar-denominated contracts), from 7.6% p.a. to 26.4% p.a. (euro-denominated contracts) and from 5.0% p.a. to 26.1% p.a. (ruble-denominated contracts). Interest expense charged to the accompanying Group’s statements of operations and comprehensive income (loss) in 2014 and 2013 amounted to $52,388 and $62,714, respectively.

In 2009-2014, the Group signed several finance lease contracts under which all leased property was received during 2010-2014. The total amount of commitments under the signed lease contract as of December 31, 2014 is equal to $nil.

The Group’s finance lease contracts contain a number of covenants and restrictions, which include, but are not limited to, compliance with payment schedule and certain cross-default provisions. As of December 31, 2014, the Group was not in compliance with all major Group’s restrictive covenants. There was also a breach of restrictive covenants on overdue principal amount of $51,047 as of December 31, 2014. As a result, the long-term finance lease liability of $174,413 was reclassified to short-term finance lease liabilities due to covenant violations as of December 31, 2014. The fines on overdue amounts were recorded in the amount of $5,561 in Accrued expenses and other current liabilities in the consolidated balance sheet as of December 31, 2014. The respective expenses were recognized as interest expense in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2014. In 2015, the Group received notifications demanding for early repayment of lease obligations from one of the lessors.